Total

Supplement dated August 30, 2022,

to the

Prospectus and Statement of Additional Information (the “SAI”), each dated April 22, 2022

__________________________________________

At its meeting on August 25, 2022, the Board of Trustees (the “Board”) of IDX Funds (the “Trust”) approved a Shareholder Services Plan on behalf of the Trust and its series, including the IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”), effective August 1, 2022.

Changes to the Summary Prospectus

Effective August 1, 2022, the following replaces the fee tables in the Fund’s summary prospectus:

IDX Risk-Managed Bitcoin Strategy Fund
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - IDX Risk-Managed Bitcoin Strategy Fund - USD ($)	Investor Class Shares		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	none	[1]	none
[1]	As of the date of this prospectus, the Investor Class has not commenced operations.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - IDX Risk-Managed Bitcoin Strategy Fund		Investor Class Shares [1]	Institutional Class Shares
Management Fees		1.99%	1.99%
Distribution and Service (12b-1) Fees		0.25%	none
Shareholder Service Fees	[2]	0.15%	0.15%
Other Expenses	[3]	0.50%	0.50%
Total Annual Fund Operating Expenses		2.89%	2.64%
[1]	As of the date of this prospectus, the Investor Class has not commenced operations.
[2]	The Fund has implemented a Shareholder Services Plan on behalf of its Investor and Institutional Class Shares that allows it to make payments of up to 0.15% to financial intermediaries and other service providers in return for shareholder service to Institutional and Retail shareholder accounts.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.